/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , October 31, 1999

MFS Charter Income Trust
Date        Identification   Shares           Repurchase       NAV       Broker
            of Security      Repurchased      Price
10/12/99    Shares of        26,000           8.25             9.68      Merrill
            Beneficial                                                   Lynch
            Interest
10/13/99    Shares of        100,000          8.25             9.67      Merrill
            Beneficial                                                   Lynch
            Interest
10/15/99    Shares of        20,000           8.1875           9.67      Merrill
            Beneficial                                                   Lynch
            Interest
10/21/99    Shares of        52,000           8.1875           9.66      Merrill
            Beneficial                                                   Lynch
            Interest
10/22/99    Shares of        125,000          8.25             9.64      Merrill
            Beneficial                                                   Lynch
            Interest
10/26/99    Shares of        50,000           8.25             9.63      Merrill
            Beneficial                                                   Lynch
            Interest
10/27/99    Shares of        12,600           8.25             9.64      Merrill
            Beneficial                                                   Lynch
            Interest










Total Shares Repurchased:  385,600
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer